Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation - right-of-use assets	£ (443)	£ (426)	£ (871)	£ (848)
Interest expense (included in finance cost)	(25)	(26)	(50)	(54)
Expense relating to short-term leases (included in operating expenses)	(97)	(126)	(193)	(261)
Expense relating to low value leases (included in operating expenses)	(10)	(10)	(21)	(21)
Property
Leases
Depreciation - right-of-use assets	(388)	(383)	(772)	(765)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (55)	£ (43)	£ (99)	£ (83)